CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Retained earnings CNY	Non-controlling interest CNY	US$ USD ($)	US$ Ordinary shares CNY	US$ Additional paid-in capital CNY	US$ Retained earnings CNY	US$ Non-controlling interest CNY
Balance at Dec. 31, 2008	153,639	1	53,972	99,666
Balance (in shares) at Dec. 31, 2008		39,908,389
Increase (Decrease) in Stockholders' Equity
Additional paid-in capital upon establishment of the Company	1		1
Net income and comprehensive income	128,729			128,729
Balance at Dec. 31, 2009	282,369	1	53,973	228,395
Balance (in shares) at Dec. 31, 2009		39,908,389
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	122,225	2	122,225	(2)
Issuance of ordinary shares (in shares)		6,029,523
Issuance of ordinary shares upon initial public offering	293,564	1	293,563
Issuance of ordinary shares upon initial public offering (in shares)		13,000,000
Net income and comprehensive income	161,373			161,373
Distribution of assets to shareholders	(123,078)			(123,078)
Balance at Dec. 31, 2010	736,453	4	469,761	266,688
Balance (in shares) at Dec. 31, 2010	58,937,912	58,937,912
Increase (Decrease) in Stockholders' Equity
Acquisition of subsidiaries	29,535				29,535
Net income and comprehensive income	67,102			67,917	(815)	10,664
Balance at Dec. 31, 2011	833,090	4	469,761	334,605	28,720	$ 132,365	1	74,638	53,163	4,563
Balance (in shares) at Dec. 31, 2011	58,937,912	58,937,912